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                               Fifth Third Funds
                       (formerly Fountain Square Funds)

                         Supplement Dated June 2, 2000
        To the Stock and Bond Prospectus for Investment A and C Shares
            And the Money Market Prospectus for Investment A Shares
                            Dated November 30, 1999

The following information relates to all stock, bond, and money market Funds of the Fifth Third Funds, excluding the U.S. Treasury Money Market Fund.

Systematic Investment Program. The following replaces the applicable section under "Shareholder Information-Purchasing and Adding to Your Shares" as it relates to the dates which the Systematic Investment Program takes money from your bank account, should this option be a feature on your Fifth Third Fund account:

You may make monthly systematic investments in Investment A shares of the Funds from your bank account. There is no minimum amount required for initial amounts into the Fund. You may elect to make systematic investments on the 1/st/ or the 15/th/ of each month, or both. If the 1/st/ or 15/th/ of the month is not a day on which the Fund is open for business, the purchase will be made on the previous day the Fund is open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Instructions for Purchases by Former Cardinal Funds and The Pinnacle Fund Shareholders. The following replaces the addresses and wiring information listed under "Shareholder Information-Purchasing and Adding to Your Shares-Instructions for Purchases by Former Cardinal Funds and The Pinnacle Fund Shareholders."

"By Mail-For Subsequent Investments:" Number 3.

Mail or deliver investment slip and full payment to the following address:

By Regular Mail:                        By Express Mail:
Fifth Third Funds                       Fifth Third Funds
P.O. Box 182706                         c/o BISYS Fund Services
Columbus, OH 43218-2706                 3435 Stelzer Road
                                        Columbus, OH 43219-3035

"By Wire Transfer-For Subsequent Investments:"

Instruct your bank to wire transfer your investment to:

     Fifth Third Bank
     Cincinnati, OH
     ABA #042000314
     A/C #99944318
     Reference: Fifth Third Funds
     FFC: Shareholder name, Fund name, and Account number


Systematic Withdrawal Plan. The following replaces the applicable section under "Shareholder Information-Selling Your Shares" as it relates to the date which the Systematic Withdrawal Plan takes money from your Fifth Third Fund account, should this option be a feature on your Fifth Third Fund account:
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You may make automatic withdrawals on a monthly, quarterly, or annual basis on the first day of that period that the Fund is open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Postponement of Redemption Payments. The following replaces the applicable section under "Shareholder Information-Selling Your Shares" as it relates to the addresses listed so that shareholders may contact the Funds:

Any Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send to the Funds your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Instructions for Sales by Former Cardinal Fund or The Pinnacle Fund Shareholders. The following replaces the addresses listed under "Shareholder Information-Selling Your Shares-Instructions for Sales by Former Cardinal Fund or The Pinnacle Fund Shareholders."


By mail                  1.  Write a letter of instruction indicating:
                             .  your Fund and account number
                             .  amount you wish to redeem
                             .  address where your check should be sent
                             .  account owner(s) signature

                         2.  Mail to:
                             Fifth Third Funds
                             P.O. Box 182706
                             Columbus, Ohio 43218-2706

By overnight service     1.  Write a letter of instruction indicating:
                             .  your Fund and account number
                             .  amount you wish to redeem
                             .  address where your check should be sent
                             .  account owner(s) signature

                         2.  Deliver to:
                             Fifth Third Funds
                             c/o BISYS Fund Services
                             3435 Stelzer Road
                             Columbus, Ohio 43219-3035

Instructions for Exchanges by Former Cardinal Fund and The Pinnacle Fund Shareholders. The following replaces the addresses listed under "Shareholder Information-Exchanging Your Shares-Instructions for Exchanges by Former Cardinal Funds and The Pinnacle Fund Shareholders."

To make an exchange, send a written request to Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706, or by calling 1-800-282-5706.

Automatic Exchanges
To participate in the Automatic Exchange or to change the Automatic Exchange instructions on an existing account or to discontinue the feature, write to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.